Average Annual Total Returns{- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-06 - Fidelity Advisor® Floating Rate High Income Fund
	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP026 Past 1 year	SP026 Past 5 years	SP026 Past 10 years
Total	8.60%	4.17%	4.13%	6.35%	2.27%	2.48%	5.06%	2.33%	2.47%	8.70%	4.73%	5.22%